REVENUES	12 Months Ended
Dec. 31, 2022
REVENUES.
REVENUES

3.    REVENUES

The Group’s revenues for the respective periods are detailed as follows (RMB in thousands):

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Sales of solar modules	32,556,394	37,737,383	80,224,354
Sales of solar projects	1,197,713	—	31,400
Sales of silicon wafers	452,141	1,152,055	466,553
Sales of solar cells	344,510	606,582	1,024,114
Sales of other solar materials	478,184	1,043,760	1,380,875
Processing service fees	—	186,045	—
Revenue from generated electricity	100,517	100,696	—
Total	35,129,459	40,826,521	83,127,296

In March 2020, the Company sold two solar power plants in Mexico, that were constructed with an intent to sell, with a combined capacity of 155 MW to an independent third party, and recognized sales of solar projects with the amount of RMB1,198 million.

In December 2022, the Company received contingent receivables payments in cash related to the sales of these two solar projects and recognized revenue of RMB31 million.

During the years of 2020, 2021 and 2022, electricity revenue generated from certain overseas project assets constructed for sale upon completion, with the amount of RMB8 million, nil and RMB47 million was considered as incidental revenue and accounted for as a reduction of the capitalized project costs for development.

The following table summarizes the Group’s net revenues generated in respective region (RMB in thousands):

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Inside China (including Hong Kong and Taiwan)	6,370,975	10,134,888	34,839,410
North America	10,098,116	6,621,799	3,727,493
Europe	4,644,487	7,481,581	19,637,777
Asia Pacific	9,603,211	10,239,162	11,274,447
Rest of the world	4,412,670	6,349,091	13,648,169
Total	35,129,459	40,826,521	83,127,296